Additional Information - Financial Statement Schedule I (Details 2) - USD ($)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash	$ 465,393,461	$ 392,891,984	$ 486,685,563	$ 807,275,992
Total current assets	2,588,931,869	1,773,346,162
Other noncurrent assets	27,578,390	17,211,083
TOTAL ASSETS	4,693,954,407	3,199,565,810
Current liabilities:
Accrued expenses and other current liabilities	236,872,533	170,057,665
Total current liabilities	2,602,559,427	1,749,802,786
Convertible senior notes	287,500,000	287,500,000
Total Liabilities	3,603,391,349	2,198,487,190
Equity:
Ordinary shares ($0.00001 par value; 73,000,000,000 shares authorized, 4,261,339,014 and 4,284,544,826 shares issued and outstanding as of December 31, 2014 and 2015, respectively)	42,845	42,613
Additional paid-in capital	759,493,276	752,384,179
Retained earnings	279,221,831	202,706,896
Accumulated other comprehensive income	11,978,251	17,710,281
Total Trina Solar Limited shareholders' equity	1,050,736,203	972,843,969
TOTAL LIABILITIES AND EQUITY	4,693,954,407	3,199,565,810
Trina's consolidated subsidiaries with restricted net assets not available for distribution to Trina
Current assets:
Cash	472,446	3,166,158	$ 2,548,419	$ 5,739,486
Other current assets	4,117,220	3,870,069
Total current assets	4,589,666	7,036,227
Amount due from group companies	373,515,294	383,443,230
Investment in subsidiaries	967,131,035	870,074,042
Other noncurrent assets	2,949,967	7,024,961
TOTAL ASSETS	1,348,185,962	1,267,578,460
Current liabilities:
Accrued expenses and other current liabilities	9,949,759	7,234,491
Total current liabilities	9,949,759	7,234,491
Convertible senior notes	287,500,000	287,500,000
Total Liabilities	297,449,759	294,734,491
Equity:
Ordinary shares ($0.00001 par value; 73,000,000,000 shares authorized, 4,261,339,014 and 4,284,544,826 shares issued and outstanding as of December 31, 2014 and 2015, respectively)	42,845	42,613
Additional paid-in capital	759,493,276	752,384,179
Retained earnings	279,221,831	202,706,896
Accumulated other comprehensive income	11,978,251	17,710,281
Total Trina Solar Limited shareholders' equity	1,050,736,203	972,843,969
TOTAL LIABILITIES AND EQUITY	$ 1,348,185,962	$ 1,267,578,460